Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND, INC.
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Hartford Total Return Bond HLS Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Total Return Bond HLS Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a competitive total return,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Please note that fees and expenses in this table and the example below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio (excluding to be announced (TBA) roll transactions). If TBA roll transactions were included, the Fund’s portfolio turnover rate would have been 422% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:•You invest $10,000•Your investment has a 5% return each year•The Fund’s operating expenses remain the same•You reinvest all dividends and distributionsYour actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in bonds that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a total return perspective along with current income. The Fund may invest up to 20% of its net assets in securities rated below investment grade (also known as “junk bonds”).Bonds in which the Fund may invest include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities, including collateralized loan obligations; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.The Fund may use derivatives to manage portfolio risk or for other investment purposes. The derivatives in which the Fund may invest include, but are not limited to, futures and options contracts, swap agreements and forward foreign currency contracts. Additionally, the Fund may invest up to 40% of its net assets in debt securities of foreign issuers, including from emerging markets, and up to 20% of its net assets in non-dollar securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the TBA market. The Fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers. The Fund may trade securities actively. Although the Fund may invest in securities and other instruments of any maturity or duration, the Fund normally invests in debt securities with a maturity of at least one year. There is no limit on the average maturity of the Fund’s portfolio.The investment team is organized with generalist portfolio managers leading sector, rates and risk positioning decisions. The portfolio managers may allocate a portion of the Fund’s assets to specialists within Wellington Management who drive individual sector and security selection strategies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns in the bar chart and table:•Assume reinvestment of all dividends and distributions•Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.The bar chart:•Shows how the Fund’s total return has varied from year to year•Shows the returns of Class IA shares. Returns for Class IB shares differ only to the extent that the classes do not have the same expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The performance information below indicates the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	hartfordfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Total returns by calendar year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart:•Shows how the Fund’s total return has varied from year to year•Shows the returns of Class IA shares. Returns for Class IB shares differ only to the extent that the classes do not have the same expenses.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	•Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return7.41%December 31, 2023Worst Quarter Return-6.82%March 31, 2022
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns for the Fund over time compared to those of a broad-based market index.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2023
Portfolio Turnover, Rate Including TBA Roll Transactions	hsfi_PortfolioTurnoverRateIncludingTBARollTransactions	422.00%
Hartford Total Return Bond HLS Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Hartford Total Return Bond HLS Fund | Risk Not Insured [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Hartford Total Return Bond HLS Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.
Hartford Total Return Bond HLS Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk – The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because the Federal Reserve has raised, and may continue to raise, interest rates and inflation is elevated. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance.
Hartford Total Return Bond HLS Fund | Mortgage Related And Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Related and Asset-Backed Securities Risk – Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These mortgage-related or asset-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-related or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. Uniform mortgage-backed securities, which generally align the characteristics of Fannie Mae and Freddie Mac certificates, are a recent innovation and the effect they may have on the market for mortgage-related securities is uncertain.
Hartford Total Return Bond HLS Fund | Collateralized Loan Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Collateralized Loan Obligations Risk – Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Hartford Total Return Bond HLS Fund | To Be Announced TBA Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	To Be Announced (TBA) Transactions Risk – TBA transactions involve the risk that the security the Fund buys will lose value prior to its delivery. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. The Fund may also take a short position in a TBA investment when it owns or has the right to obtain, at no added cost, identical securities. If the Fund takes such a short position, it may reduce the risk of a loss if the price of the securities declines in the future, but will lose the opportunity to profit if the price rises. TBA transactions may also result in a higher portfolio turnover rate.
Hartford Total Return Bond HLS Fund | US Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to the risk that the U.S. Treasury will be unable to meet its payment obligations.
Hartford Total Return Bond HLS Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk – Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Periods of market volatility may increase credit risk.
Hartford Total Return Bond HLS Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk – Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.
Hartford Total Return Bond HLS Fund | Futures And Options Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Futures and Options Risk – Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.
Hartford Total Return Bond HLS Fund | Swaps Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Swaps Risk – A swap is a contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.
Hartford Total Return Bond HLS Fund | Forward Currency Contracts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Forward Currency Contracts Risk – A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled.
Hartford Total Return Bond HLS Fund | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk – Certain transactions, such as the use of derivatives, may give rise to leverage. Leverage can increase market exposure, increase volatility in the Fund, magnify investment risks, and cause losses to be realized more quickly. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so.
Hartford Total Return Bond HLS Fund | Foreign Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investments Risk – Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection, less stringent accounting, corporate governance, financial reporting and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.
Hartford Total Return Bond HLS Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation and oversight, less extensive and less frequent accounting, financial, auditing and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. In addition, the imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments may also result in losses. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.
Hartford Total Return Bond HLS Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk – The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.
Hartford Total Return Bond HLS Fund | Restricted Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Restricted Securities Risk – Restricted securities are subject to the risk that they may be difficult to sell at the time and price the Fund prefers.
Hartford Total Return Bond HLS Fund | High Yield Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield Investments Risk – High yield investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than those of higher rated securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
Hartford Total Return Bond HLS Fund | Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Call Risk – Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
Hartford Total Return Bond HLS Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk – The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s performance.
Hartford Total Return Bond HLS Fund | Event Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
Hartford Total Return Bond HLS Fund | Active Investment Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Investment Management Risk – The risk that, if the sub-adviser’s investment strategy, including allocating assets to specialist portfolio managers, does not perform as expected, the Fund could underperform its peers or lose money. The investment styles employed by the specialist portfolio managers may not be complementary, which could adversely affect the performance of the Fund. Although the sub-adviser considers several factors when making investment decisions, the sub-adviser may not evaluate every factor prior to investing in a company or issuer, and the sub-adviser may determine that certain factors are more significant than others.
Hartford Total Return Bond HLS Fund | Active Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Trading Risk – Active trading could increase the Fund’s transaction costs (thus adversely affecting performance).
Hartford Total Return Bond HLS Fund | Large Shareholder Transaction Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Transaction Risk – The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs.
Hartford Total Return Bond HLS Fund | IA
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
Year 1	rr_ExpenseExampleYear01	$ 51
Year 3	rr_ExpenseExampleYear03	160
Year 5	rr_ExpenseExampleYear05	280
Year 10	rr_ExpenseExampleYear10	$ 628
2014	rr_AnnualReturn2014	5.89%
2015	rr_AnnualReturn2015	(0.59%)
2016	rr_AnnualReturn2016	4.49%
2017	rr_AnnualReturn2017	5.16%
2018	rr_AnnualReturn2018	(0.81%)
2019	rr_AnnualReturn2019	10.65%
2020	rr_AnnualReturn2020	9.03%
2021	rr_AnnualReturn2021	(0.95%)
2022	rr_AnnualReturn2022	(14.21%)
2023	rr_AnnualReturn2023	6.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.82%)
1 Year	rr_AverageAnnualReturnYear01	6.97%
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	2.32%
Hartford Total Return Bond HLS Fund | IB
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Year 1	rr_ExpenseExampleYear01	$ 77
Year 3	rr_ExpenseExampleYear03	240
Year 5	rr_ExpenseExampleYear05	417
Year 10	rr_ExpenseExampleYear10	$ 930
1 Year	rr_AverageAnnualReturnYear01	6.69%
5 Years	rr_AverageAnnualReturnYear05	1.59%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Hartford Total Return Bond HLS Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%